Derivative Financial Instruments	12 Months Ended
Sep. 30, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 6 —	Derivative Financial Instruments

The Company’s risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not enter into derivative transactions for trading purposes.

The Company’s derivatives expose it to credit risks from possible non-performance by counterparties. The Company utilizes standard counterparty master netting agreements that net certain foreign currency transactions in the event of the insolvency of one of the parties to the transaction. These master netting arrangements permit the Company to net amounts due from the Company to a counterparty with amounts due to the Company from the same counterparty. The Company has elected to present the related assets and liabilities on a gross basis. The maximum amount of loss due to credit risk that the Company would incur if counterparties to the derivative financial instruments failed completely to perform according to the terms of the contracts, based on the fair value of the Company’s derivative contracts that are favorable to the Company, was approximately $10,475 as of September 30, 2011. The Company has limited its credit risk by entering into derivative transactions exclusively with investment-grade rated financial institutions and monitors the credit-worthiness of these financial institutions on an ongoing basis.

The Company classifies cash flows from its derivative transactions as cash flows from operating activities in the consolidated statements of cash flow.

The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2011. Notional values are U.S. dollar translated and calculated based on forward rates as of September 30, 2011 for forward contracts, and based on spot rates as of September 30, 2011 for options.

Notional Value*

Foreign exchange contracts	$1,156,073

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

The Company records all derivative instruments on the balance sheet at fair value. Please see Note 4 to the consolidated financial statements. The fair value of the open foreign exchange contracts recorded by the Company on its consolidated balance sheets as of September 30, 2011 and September 30, 2010, as an asset or a liability is as follows:

	As of
	September 30,
	2011	2010

Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$3,800	$8,993
Other noncurrent assets	597	669
Accrued expenses and other current liabilities	(14,292)	(960)
Other noncurrent liabilities	(4,622)	(292)

	(14,517)	8,410
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	9,411	4,020
Accrued expenses and other current liabilities	(5,164)	(8,097)

	4,247	(4,077)

Net fair value	$(10,270)	$4,333

Cash Flow Hedges

In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward and option contracts to purchase and sell foreign currencies to hedge a significant portion of its foreign currency net exposure resulting from revenue and expense transactions denominated in currencies other than the U.S. dollar. The Company designates these contracts for accounting purposes as cash flow hedges. The Company currently hedges its exposure to the variability in future cash flows for a maximum period of two years (a significant portion of the forward and option contracts outstanding as of September 30, 2011 are expected to mature within the next 12 months).

The effective portion of the gain or loss on the derivative instruments is initially recorded as a component of other comprehensive (loss) income, a separate component of shareholders’ equity, and subsequently reclassified into earnings to the same line item as the related forecasted transaction and in the same period or periods during which the hedged exposure affects earnings. The cash flow hedges are evaluated for effectiveness at least quarterly. As the critical terms of the forward contract or options and the hedged transaction are matched at inception, the hedge effectiveness is assessed generally based on changes in the fair value for cash flow hedges as compared to the changes in the fair value of the cash flows associated with the underlying hedged transactions. Hedge ineffectiveness, if any, and hedge components, such as time value, excluded from assessment of effectiveness testing for hedges of estimated revenue from customers, are recognized immediately in interest and other expense, net.

The effect of the Company’s cash flow hedging instruments in the consolidated statement of income for the fiscal years ended September 30, 2011 and 2010, respectively, which partially offset the foreign currency impact from the underlying exposures, is summarized as follows:

	Gains (Losses) Reclassified from
	Other Comprehensive (Loss) Income (Effective Portion)
	Year Ended September 30,
	2011	2010

Line item in statement of income:
Revenue	$(2,410)	$(3,466)
Cost of service	11,244	9,131
Research and development	2,477	2,490
Selling, general and administrative	2,220	1,306

Total	$13,531	$9,461

An aggregate gain of $11,956 and $8,138, net of taxes, was reclassified from other comprehensive (loss) income in the fiscal years ended September 30, 2011 and 2010, respectively. The ineffective portion of the change in fair value of a cash flow hedge, including the time value portion excluded from effectiveness testing for the fiscal years ended September 30, 2011 and 2010, was not material.

As of September 30, 2011, net losses related to derivatives designated as cash flow hedges and recorded in accumulated other comprehensive (loss) income totaled $14,437, of which $11,211 will be reclassified into earnings within the next 12 months and will partially offset the foreign currency impact from the underlying exposures. The amount ultimately realized in earnings will likely differ due to future changes in foreign exchange rates. (Losses) gains from cash flow hedges recognized in other comprehensive (loss) income during the fiscal years ended September 30, 2011 and 2010 were $(8,497) and $990, or $(8,483) and $1,204, net of taxes, respectively.

Cash flow hedges are required to be discontinued in the event it becomes probable that the underlying forecasted hedged transaction will not occur. The Company did not discontinue any cash flow hedges during any of the periods presented nor does the Company anticipate any such discontinuance in the normal course of business.

The activity related to the changes in net unrealized (losses) gains on cash flow hedges, net of tax, is as follows:

	Year Ended September 30,
	2011	2010

Net unrealized gains on cash flow hedges, net of tax, beginning of period	$6,002	$12,936
Changes associated with hedging transactions, net of tax	(8,483)	1,204
Reclassification into earnings, net of tax	(11,956)	(8,138)

Net unrealized (loss) gains on cash flow hedges, net of tax, end of period	$(14,437)	$6,002

Other Risk Management Derivatives

The Company also enters into foreign currency exchange forward and option contracts that are not designated as hedging instruments under hedge accounting and are used to reduce the impact of foreign currency on certain balance sheet exposures and certain revenue and expense transactions.

These instruments are generally short-term in nature, with typical maturities of less than 12 months, and are subject to fluctuations in foreign exchange rates.

The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statement of income for the fiscal years ended September 30, 2011 and 2010, respectively, which partially offset the foreign currency impact from the underlying exposure, is summarized as follows:

	Gains (Losses)
	Recognized in Income
	Year Ended September 30,
	2011	2010

Line item in statement of income:
Revenue	$(2,060)	$(2,461)
Cost of service	(1,301)	1,464
Research and development	151	280
Selling, general and administrative	(254)	339
Interest and other expense, net	1,713	(1,613)
Income taxes	(311)	(489)

Total	$(2,062)	$(2,480)